Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.5%

Auto Components — 2.3%
American Axle & Manufacturing Holdings, Inc.*	1,876	18,122
Cooper-Standard Holdings, Inc.*	1,007	36,582
Gentherm, Inc.*	1,095	81,125
Tenneco, Inc., Class A*	1,784	19,120

		154,949

Banks — 26.4%
Bancorp, Inc. (The)*	1,433	29,701
Brookline Bancorp, Inc.	3,407	51,105
CIT Group, Inc.	2,508	129,184
First Hawaiian, Inc.	3,885	106,320
First Horizon Corp.	15,451	261,285
First Midwest Bancorp, Inc.(a)	7,448	163,196
FNB Corp.	17,575	223,203
Hope Bancorp, Inc.	7,145	107,605
Investors Bancorp, Inc.(a)	14,422	211,866
KeyCorp	8,685	173,523
Simmons First National Corp., Class A	1,438	42,671
TCF Financial Corp.	4,166	193,566
Texas Capital Bancshares, Inc.*(a)	702	49,793
United Bankshares, Inc.(a)	1,587	61,229

		1,804,247

Beverages — 1.1%
Primo Water Corp.	4,524	73,568

Building Products — 4.0%
Builders FirstSource, Inc.*	644	29,868
JELD-WEN Holding, Inc.*	4,892	135,453
Resideo Technologies, Inc.*	3,932	111,086

		276,407

Capital Markets — 0.6%
Janus Henderson Group plc	1,341	41,776

Chemicals — 5.6%
Cabot Corp.	2,513	131,768
Celanese Corp.	143	21,368
Koppers Holdings, Inc.*	1,631	56,696
Olin Corp.	3,204	121,656
Trinseo SA	869	55,325

		386,813

Commercial Services & Supplies — 4.6%
Brink’s Co. (The)(a)	1,849	146,507
Covanta Holding Corp.	5,811	80,534
Harsco Corp.*	1,109	19,028
Herman Miller, Inc.	1,752	72,104

		318,173

Communications Equipment — 1.1%
ADTRAN, Inc.	1,802	30,062
CommScope Holding Co., Inc.*	3,069	47,147

		77,209

Construction & Engineering — 1.4%
Granite Construction, Inc.(a)	2,465	99,208

Construction Materials — 0.8%
Eagle Materials, Inc.	430	57,809

Containers & Packaging — 8.4%
Berry Global Group, Inc.*	2,861	175,640
Crown Holdings, Inc.	1,173	113,875
Graphic Packaging Holding Co.	12,492	226,852
Greif, Inc., Class A	1,009	57,498

		573,865

Electric Utilities — 2.1%
Portland General Electric Co.	2,992	142,008

Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	819	34,011
Dolby Laboratories, Inc., Class A	231	22,765
Flex Ltd.*	889	16,279
MTS Systems Corp.*	348	20,237

		93,292

Energy Equipment & Services — 1.0%
KLX Energy Services Holdings, Inc.*(a)	331	5,307
Patterson-UTI Energy, Inc.	7,145	50,945
TETRA Technologies, Inc.*	6,445	15,468

		71,720

Equity Real Estate Investment Trusts (REITs) — 7.2%
Alexander & Baldwin, Inc.	1,077	18,085
Brixmor Property Group, Inc.	6,518	131,854
Chatham Lodging Trust*	2,810	36,980
Colony Capital, Inc.*(a)	3,769	24,424
Franklin Street Properties Corp.	6,115	33,329
Kite Realty Group Trust	4,160	80,254
Pebblebrook Hotel Trust	1,418	34,434
Rayonier, Inc.	2,230	71,915
Retail Properties of America, Inc., Class A	2,587	27,107
Ryman Hospitality Properties, Inc.*	435	33,724

		492,106

Gas Utilities — 2.0%
Southwest Gas Holdings, Inc.	1,291	88,679
Spire, Inc.	646	47,710

		136,389

Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The)	816	76,614

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	4,159	62,441

Household Durables — 1.3%
Tri Pointe Homes, Inc.*	4,482	91,248

Household Products — 1.7%
Energizer Holdings, Inc.	1,986	94,242
Reynolds Consumer Products, Inc.	855	25,454

		119,696

Insurance — 4.7%
Assured Guaranty Ltd.	1,061	44,840
CNO Financial Group, Inc.	5,479	133,075
Enstar Group Ltd.*	131	32,302
Kemper Corp.	629	50,122

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
White Mountains Insurance Group Ltd.	55	61,678

		322,017

IT Services — 1.0%
Sykes Enterprises, Inc.*	1,499	66,058

Machinery — 3.1%
Enerpac Tool Group Corp.	999	26,089
Hyster-Yale Materials Handling, Inc.(a)	213	18,567
Kennametal, Inc.	1,335	53,368
Terex Corp.	2,479	114,197

		212,221

Marine — 1.6%
Matson, Inc.	1,632	108,836

Metals & Mining — 0.4%
Commercial Metals Co.	866	26,714

Multi-Utilities — 1.3%
Black Hills Corp.	1,184	79,062
NorthWestern Corp.	194	12,642

		91,704

Oil, Gas & Consumable Fuels — 3.1%
Devon Energy Corp.	7,575	165,518
PBF Energy, Inc., Class A*	858	12,137
Range Resources Corp.*	3,346	34,568

		212,223

Paper & Forest Products — 0.4%
Glatfelter Corp.	1,741	29,863

Software — 0.7%
Cognyte Software Ltd. (Israel)*	675	18,759
Verint Systems, Inc.*(a)	675	30,686

		49,445

Specialty Retail — 0.3%
Designer Brands, Inc., Class A*(a)	1,011	17,588

Technology Hardware, Storage & Peripherals — 1.3%
NCR Corp.*	2,275	86,339

Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	400	42,261

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	913	83,250
Beacon Roofing Supply, Inc.*	1,669	87,337
MRC Global, Inc.*	3,695	33,364

		203,951

TOTAL COMMON STOCKS (Cost $4,750,399)		6,618,758

SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(b)(c)(Cost $219,273)	219,160	219,270

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(b)(c)	67,969	67,976
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(b)(c)	11,729	11,729

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $79,705)		79,705

TOTAL SHORT-TERM INVESTMENTS (Cost $298,978)		298,975

Total Investments — 100.9% (Cost $5,049,377)		6,917,733
Liabilities in Excess of Other Assets — (0.9)%		(59,366)

Net Assets — 100.0%		6,858,367

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $77,607.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$6,917,733	$–	$–	$6,917,733

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(b)	$65,770	$1,513,417	$1,359,894	$(23)	$	—(c )	$219,270	219,160	$85	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(b)	86,997	240,000	259,001	(17)		(3)	67,976	67,969	130	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	12,828	164,561	165,660	—		—	11,729	11,729	4	—

Total	$165,595	$1,917,978	$1,784,555	$(40)		$(3)	$298,975		$219	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.